ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Brain Scientific Inc. (the "Company"), was incorporated under the laws of the state of Nevada on November 18, 2013 under the name All Soft Gels Inc. The Company on September 21, 2018 acquired MemoryMD, Inc. ("MemoryMD"), a privately held Delaware corporation formed in February 2015. Upon completion of the acquisition, MemoryMD is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company's historical financial statements are those of MemoryMD, the surviving entity and accounting acquirer. MemoryMD is a cloud computing, data analytics and medical device technology company in the NeuroTech and brain monitoring industries seeking to commercialize its EEG devices and caps. The Company is headquartered in New York, New York.

Reverse Merger and Corporate Restructure

On September 21, 2018, the Company entered into a merger agreement (the "Merger Agreement") with MemoryMD and AFGG Acquisition Corp. to acquire MemoryMD (the "Acquisition"). The transactions contemplated by the Merger Agreement were consummated on September 21, 2018 and, pursuant to the terms of the Merger Agreement, all outstanding shares of MemoryMD were exchanged for shares of the Company's common stock. Accordingly, the Company acquired 100% of MemoryMD in exchange for the issuance of shares of the Company's common stock and MemoryMD became the Company's wholly owned subsidiary. The Company issued an additional 4,083,252 shares of its common stock upon the automatic conversion at the closing of an aggregate of $1,507,000 principal amount plus accrued interest of outstanding convertible promissory notes issued by MemoryMD, and it further issued an additional 1,604,378 shares of its common stock upon the automatic conversion immediately subsequent to the closing of an aggregate of $640,000 principal amount plus accrued interest of outstanding convertible promissory notes issued by MemoryMD. Furthermore, as of the closing, Mr. Amer Samad, the sole director and executive officer until the consummation of the Acquisition, committed to tender for cancellation 6,495,000 shares of the Company's common stock as part of the conditions to closing, of which 6,375,000 have been cancelled at December 31, 2018 and 120,000 are expected to be cancelled as soon as practicable. Total shares issued as a result of the Acquisition was 13,421,752.

The Acquisition has been accounted for as a reverse recapitalization of Brain Scientific by MemoryMD, but in substance as a capital transaction, rather than a business combination since Brain Scientific had nominal or no operations and assets prior to and as of the closing of the Acquisition. The transaction is deemed a reverse recapitalization and the accounting is similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets should be recorded. For accounting purposes, MemoryMD is treated as the surviving entity and accounting acquirer although Brain Scientific was the legal acquirer. Accordingly, the Company's historical financial statements are those of MemoryMD.

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Assignment and Assumption Agreement

As of immediately prior to the closing of the Acquisition, the Company entered into an Assignment and Assumption Agreement with Chromium 24 LLC, pursuant to which Chromium 24 LLC assumed all of the Company's remaining assets and liabilities through the closing of the Acquisition. Accordingly, as of the closing of the Acquisition, Brain Scientific had no assets or liabilities other than the shares of MemoryMD acquired in the Acquisition.

Name Change and Increase in Authorized Shares

On September 18, 2018, the Company filed an amendment to its certificate of incorporation with the Nevada Secretary of State to change its name to Brain Scientific Inc. On September 18, 2018, FINRA approved of the name change as well as a ticker symbol change, which was effective as of September 19, 2018. In addition, the Company increased its authorized shares of common stock from 50,000,000 to 200,000,000 and created and authorized 10,000,000 shares of undesignated preferred stock.

Unaudited Interim Financial Information

The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") for interim financial reporting. These consolidated financial statements are unaudited and, in the Company's opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of its balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2020. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States ("GAAP") have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Brain Scientific Inc. (the "Company"), was incorporated under the laws of the state of Nevada on November 18, 2013 under the name All Soft Gels Inc. The Company on September 21, 2018 acquired MemoryMD, Inc. ("MemoryMD"), a privately held Delaware corporation formed in February 2015. Upon completion of the acquisition, MemoryMD is treated as the surviving entity and accounting acquirer although the Company was the legal acquirer. Accordingly, the Company's historical financial statements are those of MemoryMD, the surviving entity and accounting acquirer. MemoryMD is a cloud computing, data analytics and medical device technology company in the NeuroTech and brain monitoring industries seeking to commercialize its EEG devices and caps. The Company is headquartered in New York, New York.

Reverse Merger and Corporate Restructure

On September 21, 2018, the Company entered into a merger agreement (the "Merger Agreement") with MemoryMD and AFGG Acquisition Corp. to acquire MemoryMD (the "Acquisition"). The transactions contemplated by the Merger Agreement were consummated on September 21, 2018 and, pursuant to the terms of the Merger Agreement, all outstanding shares of MemoryMD were exchanged for shares of the Company's common stock. Accordingly, the Company acquired 100% of MemoryMD in exchange for the issuance of shares of the Company's common stock and MemoryMD became the Company's wholly owned subsidiary. The Company issued an additional 4,083,252 shares of its common stock upon the automatic conversion at the closing of an aggregate of $1,507,000 principal amount plus accrued interest of outstanding convertible promissory notes issued by MemoryMD, and it further issued an additional 1,604,378 shares of its common stock upon the automatic conversion immediately subsequent to the closing of an aggregate of $640,000 principal amount plus accrued interest of outstanding convertible promissory notes issued by MemoryMD. Furthermore, as of the closing, Mr. Amer Samad, the sole director and executive officer until the consummation of the Acquisition, committed to tender for cancellation 6,495,000 shares of the Company's common stock as part of the conditions to closing, of which 6,375,000 have been cancelled at December 31, 2018 and 120,000 are expected to be cancelled as soon as practicable. Total shares issued as a result of the Acquisition was 13,421,752.

The Acquisition has been accounted for as a reverse recapitalization of Brain Scientific by MemoryMD, but in substance as a capital transaction, rather than a business combination since Brain Scientific had nominal or no operations and assets prior to and as of the closing of the Acquisition. The transaction is deemed a reverse recapitalization and the accounting is similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets should be recorded. For accounting purposes, MemoryMD is treated as the surviving entity and accounting acquirer although Brain Scientific was the legal acquirer. Accordingly, the Company's historical financial statements are those of MemoryMD.

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Assignment and Assumption Agreement

As of immediately prior to the closing of the Acquisition, the Company entered into an Assignment and Assumption Agreement with Chromium 24 LLC, pursuant to which Chromium 24 LLC assumed all of the Company's remaining assets and liabilities through the closing of the Acquisition. Accordingly, as of the closing of the Acquisition, Brain Scientific had no assets or liabilities other than the shares of MemoryMD acquired in the Acquisition.

Name Change and Increase in Authorized Shares

On September 18, 2018, the Company filed an amendment to its certificate of incorporation with the Nevada Secretary of State to change its name to Brain Scientific Inc. On September 18, 2018, FINRA approved of the name change as well as a ticker symbol change, which was effective as of September 19, 2018. In addition, the Company increased its authorized shares of common stock from 50,000,000 to 200,000,000 and created and authorized 10,000,000 shares of undesignated preferred stock.